Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2018
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	31 December	1 January	31 December
	2018(1)	2018(1)	2017
	£m	£m	£m
Loans - amortised cost
Stage 1	285,985	333,929	—
Stage 2	26,097	26,972	—
Stage 3	7,718	11,283	—
	319,800	372,184	321,633
ECL provisions (2)
- Stage 1	285	261	—
- Stage 2	763	621	—
- Stage 3	2,320	3,565	—
	3,368	4,447	3,814
ECL provision coverage (3)
- Stage 1%	0.10	0.1	—
- Stage 2%	2.92	2.3	—
- Stage 3%	30.06	31.6	—
	1.05	1.2	1.20
Impairment losses
ECL charge (4)	398		530
ECL loss rate - annualised (basis points)	12.45	—	16.48
Amounts written off	1,494	—	1,210

Notes:

(1)

The analysis tables as at 31 December 2018 include all loans within IFRS 9 ECL scope and exclude debt securities. The comparative table at 1 January 2018 includes loans and debt securities of £50.4 billion, of which £42.7 billion related to debt securities classified as FVOCI. ECL on these debt securities at 1 January 2018 was £28 million, of which £4 million related to those classified as FVOCI.

(2)

ECL provisions in the above table are provisions on loan assets only. Other ECL provisions not included, relate to cash, debt securities and contingent liabilities and amount to £28 million, of which £5 million was FVOCI.

(3)	ECL provisions coverage is ECL provisions divided by loans - amortised cost.
(4)

ECL charge balances in the above table included a £3 million charge relating to other financial assets, of which a £1 million charge related to assets at FVOCI; and a £31 million release related to contingent liabilities.